UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Ave Maria Bond Fund

(AVEFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Bond Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9931.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$21	0.42%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 2.48%. The Fund's exposure to dividend-paying common stocks contributed to its outperformance versus the benchmark during the first half of the year. Notable performers included Texas Pacific Land Corporation (royalty income – oil & gas), Diamondback Energy, Inc. (crude oil & natural gas E&P), and Exxon Mobil Corporation (integrated oils), which increased by 41%, 32%, and 17%, respectively. Detractors to performance included the common stock of United Parcel Service, Inc. (courier services), which declined by -11%. The Fund’s longer-duration bond holdings saw low single-digit declines as interest rates increased.

Interest rates on longer-dated bonds have risen, as the Federal Reserve maintains higher short-term rates in response to persistently high inflation. While investors are anticipating two rate cuts by the Fed by the end of the year, a stronger-than-expected economy and significant fiscal deficits by the Federal Government will pose challenges to lower rates this year.

Corporate bond spreads have continued to narrow, warranting caution in adding credit exposure at this time. This is particularly important for low-credit quality bonds, where investors are not being adequately compensated for the additional credit risk.

The Bond Fund will continue to be managed in a conservative manner by keeping bond maturities in the short-to-intermediate range and the credit quality high. Additionally, high-quality, dividend-paying common stocks continue to offer an attractive combination of income and price appreciation potential.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Bond Fund
Bloomberg U.S. Intermediate Government/Credit Bond Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,847
$11,657
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ave Maria Bond Fund	Bloomberg U.S. Intermediate Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,115	$10,168	$10,186
Jun-2016	$10,554	$10,608	$10,797
Jun-2017	$10,784	$10,586	$10,763
Jun-2018	$11,020	$10,525	$10,720
Jun-2019	$11,653	$11,254	$11,564
Jun-2020	$12,033	$12,055	$12,575
Jun-2021	$13,264	$12,078	$12,533
Jun-2022	$12,589	$11,199	$11,243
Jun-2023	$12,969	$11,188	$11,137
Jun-2024	$13,847	$11,657	$11,430

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	2.48%	6.77%	3.51%	3.31%
Bloomberg U.S. Intermediate Government/Credit Bond Index	0.49%	4.19%	0.71%	1.55%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$609,512,923
  Number of Portfolio Holdings174
  Total Expense Ratio0.42%
  Advisory Fee $721,496
  Portfolio turnover (six months)7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.8%
Corporate Bonds	57.5%
Money Market Funds	4.0%
U.S. Government & Agencies	19.7%

Portfolio Managers

Brandon S. Scheitler

George P. Scwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Truist Financial Corporation	2.1%
Exxon Mobil Corporation	1.9%
Watsco, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.8%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.7%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.7%
U.S. Treasury Notes, 4.500%, due 11/15/25	1.6%
U.S. Treasury Notes, 2.125%, due 11/30/24	1.6%
U.S. Treasury Notes, 2.875%, due 06/15/25	1.6%
U.S. Treasury Notes, 1.375%, due 01/31/25	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Communications	1.0%
Health Care	1.0%
Real Estate	1.7%
Materials	3.2%
Money Market	3.9%
Financials	7.2%
Energy	8.5%
Consumer Discretionary	10.0%
Consumer Staples	12.2%
Industrials	14.4%
Technology	16.8%
U.S. Treasury Obligations	19.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-AVEFX

Ave Maria Bond Fund (AVEFX)

Semi-Annual Shareholder Report - June 30, 2024

Ave Maria Focused Fund

(AVEAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Focused Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Focused Fund	$57	1.15%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of -4.59%. The Fund underperformed the S&P Midcap 400 Growth Index (the “Benchmark”) for the first half of the year ending June 30, 2024. The Information Technology sector performed well for the Benchmark. The Fund was underweight that sector which contributed to its underperformance in the period. Top contributors to the Fund’s performance were APi Group, Apollo Global, and GFL. APi Group announced an acquisition that expands the company’s service offering into elevator repairs and maintenance. This new business line should provide APi with cross-selling opportunities. Top detractors were eDreams, DigitalBridge, and Orion S.A. eDreams delivered strong operating performance in the period, increasing its free cash flow by 125% year-over-year; however, trimming by some larger shareholders put selling pressure on the stock given the company’s low trading liquidity.

The Fund initiated new positions in LandBridge Company, Secure Energy Services, and Sigmaroc. The Fund exited positions in Alsea, Green Plains, and Orion S.A.

The Fund will continue to be managed with a focus on companies that can grow their per-share economic earnings over a long period of time. The Fund privileges companies with durable and forecastable earnings, companies with an economic moat, and companies that generate high returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Focused Fund
S&P 500® Index
S&P MidCap 400® Growth Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,606
$18,659
$13,734
05/01/20
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Ave Maria Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
05/01/20	$10,000	$10,000	$10,000
06/30/20	$10,630	$10,992	$11,393
06/30/21	$14,598	$15,476	$16,569
06/30/22	$10,628	$13,833	$13,172
06/30/23	$12,863	$16,543	$15,704
06/30/24	$13,734	$20,606	$18,659

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	Since Inception (5/1/2020)
Ave Maria Focused Fund	- 4.59%	6.77%	7.92%
S&P 500® Index	15.29%	24.56%	18.96%
S&P MidCap 400® Growth Index	11.71%	18.81%	16.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$53,788,100
  Number of Portfolio Holdings18
  Total Expense Ratio1.15%
  Advisory Fee $212,610
  Portfolio turnover (six months)16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Portfolio Managers

Chadd M. Garcia, CFA

Adam P. Gaglio, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
API Group Corporation	20.2%
eDreams ODIGEO S.A.	17.0%
DigitalBridge Group, Inc.	11.3%
GFL Environmental, Inc.	7.5%
Brookfield Reinsurance Ltd.	6.7%
Brookfield Corporation	6.6%
Apollo Global Management, Inc.	6.0%
SigmaRoc plc	5.3%
Secure Energy Services, Inc.	5.2%
First Watch Restaurant Group, Inc.	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Health Care	0.3%
Technology	1.2%
Money Market Funds	2.0%
Real Estate	2.5%
Consumer Discretionary	3.3%
Energy	4.0%
Utilities	5.2%
Materials	8.2%
Financials	19.3%
Industrials	27.7%
Communications	28.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-AVEAX

Ave Maria Focused Fund (AVEAX)

Semi-Annual Shareholder Report - June 30, 2024

Ave Maria Growth Fund

(AVEGX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Growth Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$45	0.91%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 6.06%. The strongest relative contributors to performance in the first half of the year were the Industrial, Material, and Energy sectors, which were up by 11.5%, 14.6%, and 18.8% respectively. The performance of the Industrial sector was driven by HEICO Corp., which was up 25% in the first half of the year, and Copart, Inc., which was up 11%. AptarGroup, Inc., is the Fund’s only holding in the Materials sector, and it was up 15% in the first half of the year. The performance of the Energy sector was primarily due to the 41% share price increase of Texas Pacific Land Corp.

The largest relative detractors of performance in the first half of the year were the Information Technology, Communication Services, and Health Care sectors, up 13.0%, down 0.4%, and down 8.4% respectively. The Fund’s return from the Information Technology sector was positive but lagged behind the benchmark. The sector was negatively impacted by Intel Corp., down 24%, BlackLine, Inc., down 22%, and Accenture PLC, down 13%. The Communication Services sector consists of only Atlanta Braves Holdings Inc., which was down fractionally. Finally, the performance of the Health Care sector was due primarily to the performance of IQVIA Holdings Inc., which was down 9%.

A new position in Ciena Corp. (optical interconnect solutions for communication networks) was initiated during the quarter, while the Fund exited existing positions in BE Semiconductor Industries N.V., Intel Corp., and Verra Mobility Corp.

The Fund’s goal is to purchase shares of exceptional companies at attractive prices with the expectations of earning favorable returns over the long run.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Growth Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$30,490
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ave Maria Growth Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,035	$10,742
Jun-2016	$11,202	$11,171
Jun-2017	$13,167	$13,170
Jun-2018	$15,872	$15,064
Jun-2019	$18,332	$16,633
Jun-2020	$19,915	$17,881
Jun-2021	$27,111	$25,175
Jun-2022	$21,118	$22,503
Jun-2023	$26,177	$26,912
Jun-2024	$30,490	$33,521

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	6.06%	16.48%	10.71%	11.79%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,026,345,410
  Number of Portfolio Holdings34
  Total Expense Ratio0.91%
  Advisory Fee $3,780,124
  Portfolio turnover (six months)9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Portfolio Managers

Adam P. Gaglio, CFA

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Copart, Inc.	8.1%
NVIDIA Corporation	7.5%
API Group Corporation	6.6%
Mastercard, Inc. - Class A	6.1%
O'Reilly Automotive, Inc.	5.2%
HEICO Corporation - Class A	5.2%
Texas Instruments, Inc.	4.5%
AptarGroup, Inc.	4.5%
IQVIA Holdings, Inc.	4.3%
S&P Global, Inc.	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.7%
Consumer Staples	1.4%
Energy	1.8%
Financials	2.1%
Real Estate	3.9%
Health Care	5.8%
Materials	7.4%
Industrials	12.3%
Consumer Discretionary	19.8%
Technology	45.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Growth Fund (AVEGX)

TSR-SAR 063024-AVEGX

Semi-Annual Shareholder Report - June 30, 2024

Ave Maria Rising Dividend Fund

(AVEDX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Rising Dividend Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$45	0.91%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 6.58%. The strongest relative contributors to performance in the first half of the year came from the Energy, Consumer Staples, and Industrials sectors, which were up by 28.8%, 10.4%, and 8.0%, respectively. The Energy sector's gains were primarily driven by Texas Pacific Land Corporation (royalty income – oil & gas), which surged 41%, and Diamondback Energy, Inc., (crude oil & natural gas E&P) which increased 33%. The Consumer Staples sector's performance was buoyed by its sole holding, Coca-Cola Europacific Partners (carbonated soft drinks). In the Industrials sector, there were mixed results, but standout performances came from Carlisle Companies, Inc., (building materials) and Heico Corporation, (aircraft parts) which rose 30% and 25%, respectively.

The weakest sectors were Real Estate, Health Care, and Information Technology, which declined by -21.9%, -5.3%, and -1.0%, respectively. The Real Estate sector's poor performance was due to the underperformance of its sole holding, SBA Communications Corporation (infrastructure REIT). In the Health Care sector, the fund's holding in Chemed Corporation (home health care services) was a significant drag. The Information Technology sector struggled due to the weak performance of Accenture PLC (IT services), down -13%, and Ansys, Inc., (engineering software), down -11%.

The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Rising Dividend Fund
S&P 500® Index
S&P 500® Value Index
S&P 500® Dividend Aristocrats Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$26,738
$25,681
$24,038
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ave Maria Rising Dividend Fund	S&P 500® Index	S&P 500® Value Index	S&P 500® Dividend Aristocrats Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,136	$10,742	$10,457	$10,919
Jun-2016	$10,447	$11,171	$10,810	$12,367
Jun-2017	$11,711	$13,170	$12,524	$13,451
Jun-2018	$13,199	$15,064	$13,474	$14,891
Jun-2019	$14,520	$16,633	$14,642	$17,024
Jun-2020	$14,034	$17,881	$13,983	$16,972
Jun-2021	$19,531	$25,175	$19,512	$23,442
Jun-2022	$18,361	$22,503	$18,564	$22,579
Jun-2023	$20,972	$26,912	$22,274	$25,545
Jun-2024	$24,038	$33,521	$25,681	$26,738

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	6.58%	14.62%	10.61%	9.17%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%
S&P 500® Dividend Aristocrats Index	2.18%	4.67%	9.45%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,037,322,910
  Number of Portfolio Holdings38
  Total Expense Ratio0.91%
  Advisory Fee $3,784,836
  Portfolio turnover (six months)6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Portfolio Managers

Brandon S. Scheitler

George P. Schwarz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	4.7%
Diamondback Energy, Inc.	4.4%
Chubb Ltd.	4.3%
Texas Instruments, Inc.	4.0%
Carlisle Companies, Inc.	3.7%
Chemed Corporation	3.7%
Moody's Corporation	3.7%
Mastercard, Inc. - Class A	3.6%
Accenture plc - Class A	3.6%
Lowe's Companies, Inc.	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.1%
Communications	1.5%
Consumer Staples	2.6%
Materials	3.7%
Health Care	4.9%
Real Estate	6.8%
Energy	7.5%
Consumer Discretionary	11.5%
Financials	14.8%
Industrials	15.8%
Technology	30.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Rising Dividend Fund (AVEDX)

TSR-SAR 063024-AVEDX

Semi-Annual Shareholder Report - June 30, 2024

Ave Maria Value Fund

(AVEMX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Value Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$47	0.94%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 5.28%. The Fund’s positive performance was driven primarily due to share price increases in Texas Pacific Land Corporation (+41%), Brown & Brown, Inc. (+26%), and Armstrong World Industries, Inc. (+15%). Texas Pacific Land Corporation, the Fund’s largest holding, benefitted from rising oil & natural gas royalties and water royalties. Further, the company enacted a few shareholder friendly practices, including a $10/share special dividend, which helped alleviate concerns among investors. The primary detractors from performance in the first 6 months of 2024 included: YETI Holdings, Inc. (-26%), Permian Basin Royalty Trust (-17%), and Winmark Corporation (-15%). Despite the decline in their share prices, we are encouraged by the positive operational performance of these companies and believe their shares offer substantial recovery potential.

The Fund is well positioned in a broad group of high-quality companies with attractive valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Fund
S&P 500® Index
S&P MidCap 400® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$23,975
$18,560
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,704	$10,742	$10,640
Jun-2016	$8,454	$11,171	$10,781
Jun-2017	$9,994	$13,170	$12,783
Jun-2018	$11,583	$15,064	$14,509
Jun-2019	$12,132	$16,633	$14,707
Jun-2020	$10,202	$17,881	$13,722
Jun-2021	$15,994	$25,175	$21,027
Jun-2022	$14,777	$22,503	$17,949
Jun-2023	$16,406	$26,912	$21,110
Jun-2024	$18,560	$33,521	$23,975

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	5.28%	13.13%	8.88%	6.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400® Index	6.17%	13.57%	10.27%	9.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$384,439,163
  Number of Portfolio Holdings35
  Total Expense Ratio0.94%
  Advisory Fee $1,395,014
  Portfolio turnover (six months)6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Portfolio Managers

Timothy S. Schwartz, CFA

Ryan M. Kuyawa, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	14.6%
Brown & Brown, Inc.	3.9%
Mirion Technologies, Inc.	3.9%
CDW Corporation	3.9%
Hingham Institution For Savings (The)	3.8%
Schlumberger Ltd.	3.6%
Intercontinental Exchange, Inc.	3.6%
ConocoPhillips	3.3%
Haemonetics Corporation	3.2%
Franco-Nevada Corporation	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Communications	0.7%
Consumer Discretionary	5.9%
Materials	8.4%
Technology	9.7%
Health Care	12.3%
Financials	13.8%
Industrials	13.9%
Energy	17.0%
Real Estate	17.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Value Fund (AVEMX)

TSR-SAR 063024-AVEMX

Semi-Annual Shareholder Report - June 30, 2024

Ave Maria World Equity Fund

(AVEWX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria World Equity Fund for the period of January 1, 2024 to

June 30, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$53	1.06%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 2.02%.

Top contributors to performance included SharkNinja, Inc. and Taiwan Semiconductor Manufacturing Company Limited.

SharkNinja, Inc. is a global product design and technology company focused on creating solutions that increase efficiency, convenience and enjoyment of consumers’ daily tasks and improve everyday lives. The company has built two billion-dollar brands, Shark and Ninja, and has a proven track record of establishing leadership positions by disrupting numerous household product categories, including cleaning, cooking, food preparation, home entertainment and beauty. Taiwan Semiconductor Manufacturing Company Limited is the global leader in semiconductor foundry services, with a dominant market share position in advanced semiconductors. The company has significant pricing power and stands to benefit from secular “megatrends” (5G, high performance computing, AI, rising silicon content per device, etc.) due to its technological leadership.

Bottom contributors to performance included StoneCo Ltd. and Stevanato Group S.p.A.

StoneCo Ltd. provides solutions that enable merchants and integrated partners to conduct electronic commerce seamlessly across in-store, online, and mobile channels in Brazil. Stevanato Group S.p.A is a leading provider of drug containment products and serves many of the leading pharmaceutical and biotechnology companies. The company is a long-term beneficiary from the transition from small molecule drugs to biologics.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria World Equity Fund
MSCI ACWI Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,474
$17,751
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Ave Maria World Equity Fund	MSCI ACWI Net
Jun-2014	$10,000	$10,000
Jun-2015	$9,725	$10,071
Jun-2016	$9,402	$9,696
Jun-2017	$10,951	$11,517
Jun-2018	$11,694	$12,752
Jun-2019	$12,830	$13,485
Jun-2020	$11,466	$13,769
Jun-2021	$15,282	$19,176
Jun-2022	$13,254	$16,156
Jun-2023	$16,046	$18,826
Jun-2024	$17,751	$22,474

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	2.02%	10.63%	6.71%	5.91%
MSCI ACWI Net	11.30%	19.37%	10.76%	8.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Portfolio Managers

Anthony W. Gennaro Jr., CFA, CPA

Sean C. Gaffney, CFA

Fund Statistics

Net Assets	$109,754,206
Number of Portfolio Holdings	49
Total Expense Ratio	1.06%
Advisory Fee	$400,970
Portfolio turnover (six months)	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.3%
Industrials
22.7%
Financials
12.0%
Consumer Discretionary
11.3%
Energy
8.8%
Health Care
7.8%
Consumer Staples
6.0%
Communications
4.3%
Materials
1.0%
Real Estate
1.0%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Real Estate	1.0%
Materials	1.0%
Communications	4.3%
Consumer Staples	6.0%
Health Care	7.8%
Energy	8.8%
Consumer Discretionary	11.3%
Financials	12.0%
Industrials	22.7%
Technology	24.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SAP SE	4.8%
Eaton Corporation plc	4.5%
Mastercard, Inc. - Class A	4.0%
GFL Environmental, Inc.	3.8%
SharkNinja, Inc.	3.5%
F&G Annuities & Life, Inc.	3.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
StoneCo Ltd. - Class A	3.0%
Coca-Cola Europacific Partners plc	2.9%
HDFC Bank Ltd. - ADR	2.8%

Country Weighting (% of net assets)

United States 38.0%
Canada 10.0%
United Kingdom 7.8%
Switzerland 5.7%
Germany 4.8%
Japan 4.1%
Mexico 3.9%
France 3.7%
Israel 3.5%
Taiwan 3.3%
Brazil 3.0%
India 2.8%
Spain 2.1%
Italy 2.1%
Poland 2.0%
Singapore 1.4%
Sweden 1.0%

Value	Value
Sweden	1.0%
Singapore	1.4%
Poland	2.0%
Italy	2.1%
Spain	2.1%
India	2.8%
Brazil	3.0%
Taiwan	3.3%
Israel	3.5%
France	3.7%
Mexico	3.9%
Japan	4.1%
Germany	4.8%
Switzerland	5.7%
United Kingdom	7.8%
Canada	10.0%
United States	38.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria World Equity Fund (AVEWX)

TSR-SAR 063024-AVEWX

Semi-Annual Shareholder Report - June 30, 2024

Schwartz Value Focused Fund

(RCMFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Schwartz Value Focused Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.schwartzvaluefocusedfund.com/reports.html. You can also request this information by contacting us at (888) 726-0753.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Schwartz Value Focused Fund	$62	1.25%

How did the Fund perform during the reporting period?

For the first 6 months of 2024, the Fund had a total return of 12.26%. The Fund’s positive performance was driven primarily due to share price increases in Texas Pacific Land Corporation (+41%), Pan American Silver Corporation (+23%), and Berkshire Hathaway, Inc. (+13%). Texas Pacific Land Corporation, the Fund’s largest holding, benefitted from rising oil & natural gas royalties and water royalties. Further, the company enacted a few shareholder friendly practices, including a $10/share special dividend, which helped alleviate concerns among investors. Pan American Silver’s share price rose due to higher profits from increasing gold and silver prices. The primary detractors from performance in the first 6 months of 2024 included: YETI Holdings, Inc. (-26%), The St. Joe Company (-9%), and Schlumberger Ltd. (-8%). Despite the decline in their share prices, we are encouraged by the positive operational performance of these companies and believe their shares offer substantial recovery potential.

The Fund’s recent performance has been encouraging, as a few top holdings have experienced strong price appreciation.  The Fund remains well positioned in a broad group of high-quality companies, with attractive valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Schwartz Value Focused Fund
S&P 500® Index
S&P Composite 1500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$32,481
$22,366
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Schwartz Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,672	$10,742	$10,731
Jun-2016	$8,182	$11,171	$11,122
Jun-2017	$9,102	$13,170	$13,134
Jun-2018	$10,807	$15,064	$15,038
Jun-2019	$10,602	$16,633	$16,439
Jun-2020	$10,308	$17,881	$17,438
Jun-2021	$17,078	$25,175	$24,784
Jun-2022	$16,307	$22,503	$22,053
Jun-2023	$18,202	$26,912	$26,296
Jun-2024	$22,366	$33,521	$32,481

Average Annual Total Returns as of 6/30/2024

	6 Months	1 Year	5 Years	10 Years
Schwartz Value Focused Fund	12.26%	22.88%	16.10%	8.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P Composite 1500® Index	14.35%	23.52%	14.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,841,202
  Number of Portfolio Holdings20
  Total Expense Ratio1.25%
  Advisory Fee (net of waivers & recoupments) $110,813
  Portfolio turnover (six months)5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

Portfolio Managers

Timothy S. Schwartz, CFA

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	31.6%
St. Joe Company (The)	8.3%
Occidental Petroleum Corporation	5.6%
Moody's Corporation	4.8%
Mastercard, Inc. - Class A	4.8%
Masco Corporation	4.7%
Exxon Mobil Corporation	4.3%
Schlumberger Ltd.	4.0%
Intercontinental Exchange, Inc.	3.9%
Berkshire Hathaway, Inc. - Class A	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
39.9%
Energy
19.6%
Financials
10.2%
Consumer Discretionary
9.9%
Technology
9.6%
Money Market Funds
5.1%
Materials
3.3%
Industrials
2.5%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Industrials	2.5%
Materials	3.3%
Money Market Funds	5.1%
Technology	9.6%
Consumer Discretionary	9.9%
Financials	10.2%
Energy	19.6%
Real Estate	39.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.schwartzvaluefocusedfund.com/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RCMFX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Schwartz Value Focused Fund RCMFX

UNAUDITED SEMI-ANNUAL

financial statements

JUNE 30, 2024

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS — 95.0%	Shares	Fair Value
Consumer Discretionary — 9.9%
Home Construction — 4.7%
Masco Corporation	24,800	$1,653,416

Leisure Facilities & Services — 3.5%
Madison Square Garden Sports Corporation *	6,400	1,204,032

Leisure Products — 1.7%
YETI Holdings, Inc. *	15,300	583,695

Energy — 19.6%
Oil & Gas Producers — 15.6%
ConocoPhillips	9,000	1,029,420
Devon Energy Corporation	20,000	948,000
Exxon Mobil Corporation	12,910	1,486,199
Occidental Petroleum Corporation	31,000	1,953,930
		5,417,549
Oil & Gas Services & Equipment — 4.0%
Schlumberger Ltd.	29,800	1,405,964

Financials — 10.2%
Institutional Financial Services — 6.7%
CME Group, Inc.	5,100	1,002,660
Intercontinental Exchange, Inc.	9,800	1,341,522
		2,344,182
Insurance — 3.5%
Berkshire Hathaway, Inc. - Class A *	2	1,224,482

Industrials — 2.5%
Electrical Equipment — 2.5%
A.O. Smith Corporation	10,600	866,868

Materials — 3.3%
Metals & Mining — 3.3%
Franco-Nevada Corporation	2,200	260,744
Pan American Silver Corporation	45,500	904,540
		1,165,284
Real Estate — 39.9%
Real Estate Owners & Developers — 39.9%
St. Joe Company (The)	52,600	2,877,220
Texas Pacific Land Corporation	15,000	11,014,050
		13,891,270

1

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.0% (Continued)	Shares	Fair Value
Technology — 9.6%
Technology Services — 9.6%
Mastercard, Inc. - Class A	3,750	$1,654,350
Moody’s Corporation	4,000	1,683,720
		3,338,070

Total Common Stocks (Cost $16,480,372)		$33,094,812

MONEY MARKET FUNDS — 5.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a)	1,739,833	$1,739,833
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (a)	28,217	28,217
Total Money Market Funds (Cost $1,768,050)		$1,768,050

Total Investments at Fair Value — 100.1% (Cost $18,248,422)		$34,862,862

Liabilities in Excess of Other Assets — (0.1%)		(21,660)

Net Assets — 100.0%		$34,841,202

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

2

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments, at fair value (cost of $18,248,422) (Note 1)	$34,862,862
Receivable for capital shares sold	13,261
Dividends receivable	14,143
Other assets	12,439
TOTAL ASSETS	34,902,705

LIABILITIES
Payable for capital shares redeemed	4,022
Payable to Adviser (Note 2)	45,914
Payable to administrator (Note 2)	3,022
Other accrued expenses	8,545
TOTAL LIABILITIES	61,503

NET ASSETS	$34,841,202

NET ASSETS CONSIST OF:
Paid-in capital	$16,254,103
Accumulated earnings	18,587,099
NET ASSETS	$34,841,202

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	709,685

Net asset value, offering price and redemption price per share (Note 1)	$49.09

See notes to financial statements.

3

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$226,436
Foreign withholding taxes on dividends	(1,603)
TOTAL INVESTMENT INCOME	224,833

EXPENSES
Investment advisory fees (Note 2)	120,507
Legal fees	20,650
Administration, accounting and transfer agent fees (Note 2)	18,000
Registration and filing fees	15,314
Audit and tax services fees	8,801
Shareholder reporting expenses	5,866
Trustees’ fees and expenses (Note 2)	5,149
Custodian and bank service fees	3,461
Postage and supplies	2,905
Insurance expense	1,285
Compliance service fees (Note 2)	250
Other expenses	8,351
TOTAL EXPENSES	210,539
Less fee reductions by the Adviser (Note 2)	(16,460)
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	6,766
NET EXPENSES	200,845

NET INVESTMENT INCOME	23,988

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	1,948,671
Net change in unrealized appreciation (depreciation) on investments	1,761,296
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,709,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,733,955

See notes to financial statements.

4

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$23,988	$201,220
Net realized gains from investment transactions	1,948,671	1,394,285
Net change in unrealized appreciation (depreciation) on investments	1,761,296	(2,658,521)
Net increase (decrease) in net assets resulting from operations	3,733,955	(1,063,016)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(1,374,652)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,328,013	13,333,788
Reinvestment of distributions to shareholders	—	1,288,235
Payments for shares redeemed	(4,509,259)	(30,668,436)
Net decrease in net assets from capital share transactions	(2,181,246)	(16,046,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,552,709	(18,484,081)

NET ASSETS
Beginning of period	33,288,493	51,772,574
End of period	$34,841,202	$33,288,493

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	50,808	297,002
Shares issued in reinvestment of distributions to shareholders	—	29,238
Shares redeemed	(102,347)	(714,086)
Net decrease in shares outstanding	(51,539)	(387,846)
Shares outstanding, beginning of period	761,224	1,149,070
Shares outstanding, end of period	709,685	761,224

See notes to financial statements.

5

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended Dec. 31, 2023		Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019
Net asset value at beginning of period	$43.73		$45.06		$37.52	$30.54	$28.03	$23.62

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.27		0.39	0.12	0.15	(0.03)
Net realized and unrealized gains on investments	5.33		0.27	(a)	7.54	9.39	3.11	4.44
Total from investment operations	5.36		0.54		7.93	9.51	3.26	4.41

Less distributions from:
Net investment income	—		(0.27)		(0.39)	(0.12)	(0.15)	—
Net realized gains on investments	—		(1.60)		—	(2.41)	(0.60)	—
Total distributions	—		(1.87)		(0.39)	(2.53)	(0.75)	—

Net asset value at end of period	$49.09		$43.73		$45.06	$37.52	$30.54	$28.03

Total return (b)	12.26	%(c)	1.18%		21.15%	31.14%	11.62%	18.67%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$34,841		$33,288		$51,773	$23,561	$18,097	$22,461

Ratio of total expenses to average net assets	1.27	%(d)(e)	1.17	%(e)	1.28%	1.51%	1.71%	1.61%

Ratio of net expenses to average net assets (f)	1.25	%(d)	1.25%		1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (f)	0.15	%(d)	0.50%		1.39%	0.28%	0.49%	(0.13%)

Portfolio turnover rate	5	%(c)	24%		14%	18%	45%	28%

(a)

Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios would have been 1.31%(d) and 1.28%, respectively, if the amounts recouped by the Adviser were included for the periods ended June 30, 2024 and December 31, 2023.
(f)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a non-diversified series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded

7

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

U.S. Government & Agencies securities held by the Fund, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to the investments, by security type, as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,094,812	$—	$—	$33,094,812
Money Market Funds	1,768,050	—	—	1,768,050
Total	$34,862,862	$—	$—	$34,862,862

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type, sector and industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Fund as of or during the six months ended June 30, 2024.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

8

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2024:

Federal income tax cost	$34,862,862
Gross unrealized appreciation	$16,629,093
Gross unrealized depreciation	(14,653)
Net unrealized appreciation	16,614,440
Accumulated ordinary income	23,988
Other gains	1,948,671
Accumulate earnings	$18,587,099

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-

9

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2024 and December 31, 2023 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
June 30, 2024	$—	$—	$—
December 31, 2023	$201,353	$1,173,299	$1,374,652

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Regulatory update — Tailored Shareholder Reporting for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.75% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2025, so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly,

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

during the six months ended June 30, 2024, the Adviser reduced its investment advisory fees by $16,460.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. During the six months ended June 30, 2024, the Fund recouped $6,766 of prior years’ investment advisory fee reductions. As of June 30, 2024, the Adviser may seek recoupment of investment advisory fee reductions totaling $90,299 no later than the dates stated below:

December 31, 2024	$27,271
December 31, 2025	36,210
December 31, 2026	10,358
June 30, 2027	16,460
Total	$90,299

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $67,000 (except that such fee is $78,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $73,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund paid its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

3. Investment Transactions

During the six months ended June 30, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $1,523,838 and $5,337,515, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2024, the Fund had 39.9% of the value of its net assets invested in common stocks within the real estate sector. The Fund had 31.6% of the value of its net assets invested in Texas Pacific Land Corporation (“TPL”) within the real estate sector. The financial statements for TPL can be found at www.sec.gov.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

12

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

At an in-person meeting held on February 10, 2024 (the “Board Meeting”), the Board of Trustees of the Schwartz Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, reviewed and approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreement”) on behalf of the Schwartz Value Focused Fund, a series of the Trust (the “Fund”), for an additional one-year period. The Independent Trustees were advised and assisted by independent legal counsel experienced in matters relating to the investment management industry throughout their evaluation. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreement, during which time, no representatives of the Adviser were present.

The Board retained ISS Market Intelligence (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for the Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to the Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with ISS various aspects of the report, including the methodologies that it used to construct its report, and the Morningstar, Inc. (“Morningstar”) category that it identified to base its peer group comparisons. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including, among other things, information about the Adviser’s profitability with respect to the portfolio management and administrative services the Adviser provides the Fund, the financial condition of the Adviser, and the Adviser’s management fee revenues and separately managed account fee schedules. The Independent Trustees and their independent legal counsel also submitted a supplemental request for information, which the Adviser responded to in advance of the Board Meeting. The Board additionally considered the Fund’s portfolio management process and compliance structure, and the ways in which the Fund can realize economies of scale. The Board also received copies of the Advisory Agreement and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreement.

The Independent Trustees noted that they had met with the portfolio managers of the Fund at the quarterly Board meetings over the course of the 2023 calendar year to discuss the Adviser’s views of the factors that affected the financial markets and the performance of the Fund and had reviewed information on the Fund’s portfolio composition and performance results. They also considered that during those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets and its strategies for managing the Fund under those market conditions, including its rationale for disposing certain positions and purchasing others. As part

13

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

●	the Fund’s investment performance;

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees took into account, among other factors, the Adviser’s fundamental investment process, the operational, compliance and regulatory roles performed by the Adviser and the overall level of attention it devotes to its core management process. The Independent Trustees also considered the Adviser’s independent thinking and commitment to its investment process during periods of market volatility, and during periods when value stocks have fallen out-of-favor with the markets. The Independent Trustees also noted that the Adviser had discussed whether it experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Fund, and after taking into account all this information, concluded that the nature, extent, and quality of services provided by the Adviser to the Fund is satisfactory.

Investment Performance

The Independent Trustees considered the performance of the Fund against its Morningstar category peers for the one-year period ended November 30, 2023, as well as for longer-term periods. The Independent Trustees considered the conditions of the markets in 2023 when the “Magnificent Seven” provided outsized returns, thus creating a difficult environment for funds with a value-oriented investment approach, including the Fund. The Independent Trustees noted that the Fund placed below its Morningstar peer category for the one-year period ended November 30, 2023, but ranked first overall in its Morningstar peer category for the three- and five-year periods ended November 30, 2023. The Independent Trustees also had received a report from the Fund’s lead portfolio manager on the performance of the Fund over selected periods ended December 31, 2023 with its benchmark index, and noted that although the Fund underperformed its benchmark index for the one-year period, the Fund outperformed the benchmark index for the three-, five- and ten-year periods ended December 31, 2023. The Independent Trustees concluded that the performance of the Fund was acceptable considering all of the facts and circumstances.

14

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by ISS on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared the Fund’s total expense ratio, of which the Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio for the Fund was equal to the median net total expense ratio of its Morningstar peer expense group. The Independent Trustees also reviewed information on fee rates the Adviser charges to accounts that have investment programs similar to those of the Fund and considered the differences in the nature and scope of services the Adviser provides to the Fund as compared to the Adviser’s other client accounts, as well as material differences in the regulatory costs of the Fund and the other types of clients. After taking into account all this information, the Trustees found that the cost of the services provided to the Fund are reasonable in light of the quality and scope of services that the Adviser provides to the Fund.

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Fund, the profits of the Adviser with respect to the Fund and the methodologies by which the Adviser calculated its profitability information, and concluded that the profits of the Adviser are reasonable in light of the quality and scope of services that are provided to the Fund.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees discussed the extent to which shareholders have realized economies of scale with respect to the management of the Fund. The Independent Trustees noted that the Adviser had reduced the advisory fee rate in 2022. They also noted that the Adviser has a history of waiving the expenses of the Fund in order to maintain a lower total annual operating expense ratio and that the Adviser seeks to achieve additional economies of scale through its asset gathering efforts on behalf of the Fund. The Independent Trustees concluded that the extent to which shareholders are achieving economies of scale as the Fund grows is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreement is fair and reasonable and voted to approve the continuance of the Advisory Agreement. In reaching its decision regarding the continuation of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and the Trustees may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

15

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov and on the Fund’s website www.schwartzvaluefocusedfund.com.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

16

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Schwartz Value Focused Fund
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

www.schwartzvaluefocusedfund.com

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr., Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP, Chief Compliance Officer

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered
Public Accounting Firm
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

AVE MARIA
MUTUAL FUNDS

UNAUDITED SEMI-ANNUAL

Financial Statements

June 30, 2024

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Focused Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Schedule of Investments
Ave Maria Value Fund	1
Ave Maria Growth Fund	4
Ave Maria Rising Dividend Fund	7
Ave Maria World Equity Fund	10
Summary of Common Stocks by Country	14
Ave Maria Focused Fund	15
Ave Maria Bond Fund	17
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets
Ave Maria Value Fund	27
Ave Maria Growth Fund	28
Ave Maria Rising Dividend Fund	29
Ave Maria World Equity Fund	30
Ave Maria Focused Fund	31
Ave Maria Bond Fund	32
Financial Highlights
Ave Maria Value Fund	33
Ave Maria Growth Fund	34
Ave Maria Rising Dividend Fund	35
Ave Maria World Equity Fund	36
Ave Maria Focused Fund	37
Ave Maria Bond Fund	38
Notes to Financial Statements	39
Other Information	51
Approval of Advisory Agreements	52

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCKS — 99.4%	Shares	Fair Value
Communications — 0.7%
Internet Media & Services — 0.7%
VeriSign, Inc. *	15,500	$2,755,900

Consumer Discretionary — 5.9%
Automotive — 0.5%
XPEL, Inc. *	57,000	2,026,920

Leisure Products — 3.0%
YETI Holdings, Inc. *	301,500	11,502,225

Retail - Discretionary — 2.4%
Winmark Corporation	26,600	9,379,958

Energy — 17.0%
Oil & Gas Producers — 13.4%
Chesapeake Energy Corporation	75,000	6,164,250
ConocoPhillips	110,000	12,581,800
Exxon Mobil Corporation	82,496	9,496,939
Occidental Petroleum Corporation	185,000	11,660,550
Permian Basin Royalty Trust	1,022,976	11,518,710
		51,422,249
Oil & Gas Services & Equipment — 3.6%
Schlumberger Ltd.	294,000	13,870,920

Financials — 13.8%
Banking — 3.8%
Hingham Institution For Savings (The)	81,087	14,504,843

Institutional Financial Services — 5.1%
CME Group, Inc.	30,000	5,898,000
Intercontinental Exchange, Inc.	100,000	13,689,000
		19,587,000
Insurance — 4.9%
Brown & Brown, Inc.	167,150	14,944,881
Markel Group, Inc. *	2,450	3,860,367
		18,805,248
Health Care — 12.3%
Health Care Facilities & Services — 2.6%
Chemed Corporation	18,300	9,929,214

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.4% (Continued)	Shares	Fair Value
Health Care — 12.3% (Continued)
Medical Equipment & Devices — 9.7%
Alcon, Inc.	110,000	$9,798,800
Haemonetics Corporation *	151,000	12,492,230
Mirion Technologies, Inc. *	1,390,000	14,928,600
		37,219,630
Industrials — 13.9%
Aerospace & Defense — 1.9%
HEICO Corporation - Class A	40,000	7,100,800

Electrical Equipment — 6.9%
A.O. Smith Corporation	113,000	9,241,140
Allegion plc	76,000	8,979,400
Otis Worldwide Corporation	85,000	8,182,100
		26,402,640
Industrial Intermediate Products — 3.6%
Armstrong World Industries, Inc.	90,000	10,191,600
Distribution Solutions Group, Inc. *	126,000	3,780,000
		13,971,600
Industrial Support Services — 1.5%
U-Haul Holding Company	97,200	5,833,944

Materials — 8.4%
Chemicals — 2.2%
Valvoline, Inc. *	200,000	8,640,000

Metals & Mining — 6.2%
Franco-Nevada Corporation	100,000	11,852,000
Wheaton Precious Metals Corporation	225,000	11,794,500
		23,646,500
Real Estate — 17.7%
Real Estate Owners & Developers — 17.7%
St. Joe Company (The)	215,800	11,804,260
Texas Pacific Land Corporation	76,500	56,171,655
		67,975,915
Technology — 9.7%
Technology Services — 9.7%
CDW Corporation	66,250	14,829,400
Jack Henry & Associates, Inc.	65,350	10,849,407
TD SYNNEX Corporation	102,500	11,828,500
		37,507,307

Total Common Stocks (Cost $265,119,638)		$382,082,813

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a) (Cost $2,800,651)	2,800,651	$2,800,651

Total Investments at Fair Value — 100.1% (Cost $267,920,289)		$384,883,464

Liabilities in Excess of Other Assets — (0.1%)		(444,301)

Net Assets — 100.0%		$384,439,163

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

Ave Maria Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCKS — 99.5%	Shares	Fair Value
Consumer Discretionary — 19.8%
Automotive — 1.6%
XPEL, Inc. *	455,000	$16,179,800

Leisure Facilities & Services — 2.1%
Atlanta Braves Holdings, Inc. - Series C *	542,264	21,386,892

Retail - Discretionary — 8.0%
Lowe’s Companies, Inc.	131,000	28,880,260
O’Reilly Automotive, Inc. *	51,000	53,859,060
		82,739,320
Wholesale - Discretionary — 8.1%
Copart, Inc. *	1,540,000	83,406,400

Consumer Staples — 1.4%
Food — 1.4%
McCormick & Company, Inc.	200,000	14,188,000

Energy — 1.8%
Oil & Gas Producers — 1.8%
Chesapeake Energy Corporation	220,000	18,081,800

Financials — 2.1%
Asset Management — 2.1%
Brookfield Asset Management Ltd. - Class A	554,353	21,093,132

Health Care — 5.8%
Health Care Facilities & Services — 5.8%
Chemed Corporation	29,000	15,734,820
IQVIA Holdings, Inc. *	207,000	43,768,080
		59,502,900
Industrials — 12.3%
Aerospace & Defense — 5.2%
HEICO Corporation - Class A	299,377	53,145,405

Commercial Support Services — 6.6%
API Group Corporation *	1,795,000	67,545,850

Industrial Support Services — 0.5%
Watsco, Inc.	12,000	5,558,880

Materials — 7.4%
Chemicals — 2.9%
Valvoline, Inc. *	700,000	30,240,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Fair Value
Materials — 7.4% (Continued)
Containers & Packaging — 4.5%
AptarGroup, Inc.	325,000	$45,763,250

Real Estate — 3.9%
Real Estate Owners & Developers — 1.1%
Texas Pacific Land Corporation	15,000	11,014,050

REITs — 2.8%
SBA Communications Corporation - Class A	149,000	29,248,700

Technology — 45.0%
Semiconductors — 16.7%
Alphawave IP Group plc *	2,800,000	5,083,625
NVIDIA Corporation	620,000	76,594,800
Silicon Laboratories, Inc. *	195,000	21,572,850
Silicon Motion Technology Corporation - ADR	150,000	12,148,500
SiTime Corporation *	80,045	9,955,997
Texas Instruments, Inc.	240,000	46,687,200
		172,042,972
Software — 8.4%
ANSYS, Inc. *	80,000	25,720,000
BlackLine, Inc. *	410,000	19,864,500
Roper Technologies, Inc.	71,500	40,301,690
		85,886,190
Technology Hardware — 1.4%
Ciena Corporation *	300,000	14,454,000

Technology Services — 18.5%
Accenture plc - Class A	119,000	36,105,790
Broadridge Financial Solutions, Inc.	169,000	33,293,000
Mastercard, Inc. - Class A	142,000	62,644,720
Moody’s Corporation	35,000	14,732,550
S&P Global, Inc.	96,000	42,816,000
		189,592,060

Total Common Stocks (Cost $568,990,211)		$1,021,069,601

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a)	6,895,307	$6,895,307
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (a)	179,056	179,056
Total Money Market Funds (Cost $7,074,363)		$7,074,363

Total Investments at Fair Value — 100.2% (Cost $576,064,574)		$1,028,143,964

Liabilities in Excess of Other Assets — (0.2%)		(1,798,554)

Net Assets — 100.0%		$1,026,345,410

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

Ave Maria Rising Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCKS — 99.1%	Shares	Fair Value
Communications — 1.5%
Internet Media & Services — 1.5%
Booking Holdings, Inc.	4,000	$15,846,000

Consumer Discretionary — 11.5%
Home & Office Products — 0.3%
SharkNinja, Inc.	40,000	3,006,000

Retail - Discretionary — 11.2%
Genuine Parts Company	200,000	27,664,000
Lowe’s Companies, Inc.	155,000	34,171,300
TJX Companies, Inc. (The)	300,000	33,030,000
Tractor Supply Company	79,500	21,465,000
		116,330,300
Consumer Staples — 2.6%
Beverages — 2.6%
Coca-Cola Europacific Partners plc	375,000	27,326,250

Energy — 7.5%
Oil & Gas Producers — 7.5%
Chevron Corporation	200,000	31,284,000
Diamondback Energy, Inc.	230,000	46,043,700
		77,327,700
Financials — 14.8%
Asset Management — 2.0%
Brookfield Corporation	500,000	20,770,000

Banking — 2.8%
Truist Financial Corporation	737,000	28,632,450

Insurance — 7.3%
Brown & Brown, Inc.	352,000	31,472,320
Chubb Ltd.	175,000	44,639,000
		76,111,320
Specialty Finance — 2.7%
Fidelity National Financial, Inc.	575,000	28,416,500

Health Care — 4.9%
Health Care Facilities & Services — 4.9%
Chemed Corporation	70,000	37,980,600
Quest Diagnostics, Inc.	95,000	13,003,600
		50,984,200

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Fair Value
Industrials — 15.8%
Aerospace & Defense — 8.0%
HEICO Corporation - Class A	137,120	$24,341,543
L3Harris Technologies, Inc.	115,500	25,938,990
Lockheed Martin Corporation	70,000	32,697,000
		82,977,533
Commercial Support Services — 2.4%
Rentokil Initial plc	4,222,000	24,519,905

Electrical Equipment — 1.4%
A.O. Smith Corporation	180,000	14,720,400

Industrial Support Services — 4.0%
Fastenal Company	475,000	29,849,000
Watsco, Inc.	25,000	11,581,000
		41,430,000
Materials — 3.7%
Construction Materials — 3.7%
Carlisle Companies, Inc.	95,500	38,697,555

Real Estate — 6.8%
Real Estate Owners & Developers — 4.7%
Texas Pacific Land Corporation	66,000	48,461,820

REITs — 2.1%
SBA Communications Corporation - Class A	110,000	21,593,000

Technology — 30.0%
Semiconductors — 4.0%
Texas Instruments, Inc.	215,000	41,823,950

Software — 6.2%
ANSYS, Inc. *	70,000	22,505,000
Roper Technologies, Inc.	41,000	23,110,060
SS&C Technologies Holdings, Inc.	300,000	18,801,000
		64,416,060

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Fair Value
Technology — 30.0% (Continued)
Technology Services — 19.8%
Accenture plc - Class A	121,500	$36,864,315
Broadridge Financial Solutions, Inc.	165,000	32,505,000
Jack Henry & Associates, Inc.	200,000	33,204,000
Mastercard, Inc. - Class A	85,000	37,498,600
Moody’s Corporation	90,000	37,883,700
S&P Global, Inc.	60,000	26,760,000
		204,715,615

Total Common Stocks (Cost $674,348,023)		$1,028,106,558

MONEY MARKET FUNDS — 1.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a)	11,294,321	$11,294,321
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (a)	34,000	34,000
Total Money Market Funds (Cost $11,328,321)		$11,328,321

Total Investments at Fair Value — 100.2% (Cost $685,676,344)		$1,039,434,879

Liabilities in Excess of Other Assets — (0.2%)		(2,111,969)

Net Assets — 100.0%		$1,037,322,910

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

Ave Maria World Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCKS — 99.2%	Shares	Fair Value
Communications — 4.3%
Entertainment Content — 2.2%
Nintendo Company Ltd.	45,300	$2,419,453

Internet Media & Services — 2.1%
eDreams ODIGEO S.A. *	329,450	2,293,974

Consumer Discretionary — 11.3%
Home & Office Products — 3.5%
SharkNinja, Inc.	50,700	3,810,105

Leisure Facilities & Services — 3.4%
Alsea S.A.B. de C.V.	685,920	2,384,440
Bowlero Corporation - Class A	94,400	1,367,856
		3,752,296
Leisure Products — 1.0%
MIPS AB	27,800	1,091,107

Retail - Discretionary — 1.4%
Lowe’s Companies, Inc.	7,000	1,543,220

Specialty Retail — 2.0%
Auto Partner S.A.	363,509	2,167,453

Consumer Staples — 6.0%
Beverages — 2.9%
Coca-Cola Europacific Partners plc	43,500	3,169,845

Retail - Consumer Staples — 3.1%
B & M European Value Retail S.A.	411,900	2,269,170
Greggs plc	31,400	1,100,292
		3,369,462
Energy — 8.8%
Oil & Gas Producers — 8.8%
Canadian Natural Resources Ltd.	79,800	2,842,147
ConocoPhillips	16,800	1,921,584
Diamondback Energy, Inc.	14,500	2,902,755
Exxon Mobil Corporation	16,857	1,940,578
		9,607,064
Financials — 12.0%
Asset Management — 1.6%
Partners Group Holding AG	1,410	1,805,826

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.2%	Shares	Fair Value
Financials — 12.0% (Continued)
Banking — 2.8%
HDFC Bank Ltd. - ADR	48,150	$3,097,489

Insurance — 5.4%
Chubb Ltd.	8,750	2,231,950
F&G Annuities & Life, Inc.	96,384	3,667,411
		5,899,361
Specialty Finance — 2.2%
International Money Express, Inc. *	114,000	2,375,760

Health Care — 7.8%
Health Care Facilities & Services — 1.2%
IQVIA Holdings, Inc. *	6,290	1,329,958

Medical Equipment & Devices — 6.6%
Alcon, Inc.	25,500	2,271,540
InMode Ltd. *	69,900	1,274,976
Mirion Technologies, Inc. *	129,300	1,388,682
Stevanato Group S.p.A.	126,281	2,315,993
		7,251,191
Industrials — 22.7%
Commercial Services — 2.4%
Karooooo Ltd. *	51,685	1,483,360
Teleperformance SE	10,285	1,086,888
Teleperformance SE - ADR	551	28,966
		2,599,214
Commercial Support Services — 7.3%
Edenred SE	70,500	2,990,834
Franchise Brands plc	484,063	884,209
GFL Environmental, Inc.	106,300	4,138,259
		8,013,302
Diversified Industrials — 4.5%
Eaton Corporation plc	15,700	4,922,735

Electrical Equipment — 4.9%
Hammond Power Solutions, Inc. - Class A	34,000	2,770,525
TE Connectivity Ltd.	17,550	2,640,046
		5,410,571
Machinery — 1.9%
ITOCHU Corporation	29,700	1,460,217
Nidec Corporation	14,200	639,088
		2,099,305

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.2% (Continued)	Shares	Fair Value
Industrials — 22.7% (Continued)
Transportation & Logistics — 1.7%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	122,477	$1,924,768

Materials — 1.0%
Construction Materials — 1.0%
SigmaRoc plc *	1,342,239	1,126,634

Real Estate — 1.0%
Real Estate Services — 1.0%
FirstService Corporation	7,500	1,142,775

Technology — 24.3%
IT Services — 3.0%
StoneCo Ltd. - Class A *	276,200	3,311,638

Semiconductors — 4.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	3,650,010
Texas Instruments, Inc.	8,500	1,653,505
		5,303,515
Software — 7.1%
SAP SE	26,000	5,224,166
Sapiens International Corporation N.V.	74,052	2,512,585
		7,736,751
Technology Services — 9.4%
Accenture plc - Class A	9,900	3,003,759
Mastercard, Inc. - Class A	10,000	4,411,600
S&P Global, Inc.	6,400	2,854,400
		10,269,759

Total Common Stocks (Cost $77,941,785)		$108,844,531

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a)	1,085,412	$1,085,412
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (a)	525	525
Total Money Market Funds (Cost $1,085,937)		$1,085,937

Total Investments at Fair Value — 100.2% (Cost $79,027,722)		$109,930,468

Liabilities in Excess of Other Assets — (0.2%)		(176,262)

Net Assets — 100.0%		$109,754,206

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2024 (Unaudited)

Country	Value	% of Net Assets
United States **	$41,733,954	38.0%
Canada	10,893,706	10.0%
United Kingdom	8,550,150	7.8%
Switzerland	6,309,316	5.7%
Germany	5,224,166	4.8%
Japan	4,518,758	4.1%
Mexico	4,309,208	3.9%
France	4,106,688	3.7%
Israel	3,787,561	3.5%
Taiwan	3,650,010	3.3%
Brazil	3,311,638	3.0%
India	3,097,489	2.8%
Italy	2,315,993	2.1%
Spain	2,293,974	2.1%
Poland	2,167,453	2.0%
Singapore	1,483,360	1.4%
Sweden	1,091,107	1.0%
Total	$108,844,531	99.2%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Focused Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCKS — 100.0%	Shares	Fair Value
Communications — 28.3%
Internet Media & Services — 17.0%
eDreams ODIGEO S.A. *	1,313,620	$9,146,791

Telecommunications — 11.3%
DigitalBridge Group, Inc.	441,341	6,046,372

Consumer Discretionary — 3.3%
Leisure Facilities & Services — 3.3%
First Watch Restaurant Group, Inc. *	100,506	1,764,885

Energy — 4.0%
Oil & Gas Producers — 4.0%
Landbridge Company, LLC - Class A *	58,823	1,361,753
Permian Basin Royalty Trust	70,693	796,003
		2,157,756
Financials — 19.3%
Asset Management — 19.3%
Apollo Global Management, Inc.	27,378	3,232,520
Brookfield Corporation	86,220	3,581,579
Brookfield Reinsurance Ltd. *	86,220	3,585,890
		10,399,989
Health Care — 0.3%
Health Care Facilities & Services — 0.3%
Chemed Corporation	252	136,730

Industrials — 27.7%
Commercial Support Services — 27.7%
API Group Corporation *	288,209	10,845,305
GFL Environmental, Inc.	103,422	4,026,218
		14,871,523
Materials — 8.2%
Construction Materials — 5.3%
SigmaRoc plc *	3,424,177	2,874,150

Metals & Mining — 2.9%
Ferroglobe plc	291,031	1,559,926

Real Estate — 2.5%
Real Estate Owners & Developers — 2.5%
Texas Pacific Land Corporation	1,857	1,363,539

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 100.0% (Continued)	Shares	Fair Value
Technology — 1.2%
Software — 1.2%
Cirata plc *	851,800	$660,280

Utilities — 5.2%
Gas & Water Utilities — 5.2%
Secure Energy Services, Inc.	314,511	2,783,731

Total Common Stocks (Cost $47,781,469)		$53,765,672

MONEY MARKET FUNDS — 2.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.16% (a)	1,079,467	$1,079,467
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (a)	5,863	5,863
Total Money Market Funds (Cost $1,085,330)		$1,085,330

Total Investments at Fair Value — 102.0% (Cost $48,866,799)		$54,851,002

Liabilities in Excess of Other Assets — (2.0%)		(1,062,902)

Net Assets — 100.0%		$53,788,100

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2024.
See notes to financial statements.

Ave Maria Bond Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 19.6%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 7.1% (a)
2.375%, due 01/15/25	$4,989,600	$4,944,577
0.625%, due 01/15/26	6,597,050	6,382,071
2.000%, due 01/15/26	4,738,680	4,680,158
0.125%, due 04/15/26	5,977,250	5,709,863
0.375%, due 01/15/27	5,061,615	4,811,542
0.375%, due 07/15/27	8,330,530	7,903,915
0.500%, due 01/15/28	6,354,900	5,986,984
0.750%, due 07/15/28	3,122,375	2,967,782
		43,386,892
U.S. Treasury Notes — 12.5%
2.125%, due 11/30/24	10,000,000	9,871,582
1.375%, due 01/31/25	10,000,000	9,775,977
2.875%, due 06/15/25	10,000,000	9,788,672
4.500%, due 11/15/25	10,000,000	9,939,062
3.250%, due 06/30/29	10,000,000	9,505,859
1.500%, due 02/15/30	10,000,000	8,590,234
1.625%, due 05/15/31	10,000,000	8,401,953
4.500%, due 11/15/33	10,000,000	10,114,063
		75,987,402
Total U.S. Government & Agencies (Cost $124,655,227)		$119,374,294

CORPORATE BONDS - 57.2%	Par Value	Fair Value
Communications - 1.0%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,463,297
Electronic Arts, Inc., 1.850%, due 02/15/31	400,000	327,335
		5,790,632
Consumer Discretionary — 9.1%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	1,967,412
Genuine Parts Company, 6.875%, due 11/01/33	900,000	990,134
Lowe’s Companies, Inc., 3.125%, due 09/15/24	800,000	795,632
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,463,552
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,857,225
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,569,524
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	349,137
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	755,852
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,637,928
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,622,757
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	381,003
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	7,850,000	7,589,758

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 57.2% (Continued)	Par Value	Fair Value
Consumer Discretionary — 9.1% (Continued)
Ross Stores, Inc., 3.375%, due 09/15/24	$3,000,000	$2,983,220
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,858,490
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,285,341
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,039,531
TJX Companies, Inc. (The), 1.150%, due 05/15/28	5,276,000	4,600,169
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,752,392
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,246,607
		55,745,664
Consumer Staples — 10.4%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	4,981,020
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	878,087
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,365,517
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,049,471
Coca-Cola Company /The, 2.250%, due 01/05/32	450,000	379,862
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,760,949
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,466,170
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,673,192
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,158,241
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,152,638
Hershey Company (The), 3.200%, due 08/21/25	645,000	631,127
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,888,681
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,328,446
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,332,341
Hormel Foods Corporation, 1.700%, due 06/03/28	2,745,000	2,441,564
Hormel Foods Corporation, 1.800%, due 06/11/30	6,363,000	5,344,853
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,555,583
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,162,552
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,094,120
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,549,655
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,685,128
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,606,924
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,302,678
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	557,316
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,602,853
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	486,549
		63,435,517
Energy — 3.8%
Chevron Corporation, 3.900%, due 11/15/24	550,000	546,729
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,809,447
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,386,204
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,022,718
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,135,197
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,638,168

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 57.2% (Continued)	Par Value	Fair Value
Energy — 3.8% (Continued)
Exxon Mobil Corporation, 2.709%, due 03/06/25	$998,000	$980,164
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	488,667
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	158,040
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,417,601
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,071,256
Pioneer Natural Resources, 1.900%, due 08/15/30	1,530,000	1,282,347
		22,936,538
Financials — 3.7%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,241,221
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	628,963
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,650,344
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,547,089
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,496,599
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	379,866
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,102,059
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	751,235
		22,797,376
Health Care — 1.0%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	998,541
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,362,299
Stryker Corporation, 3.650%, due 03/07/28	500,000	476,805
Stryker Corporation, 4.850%, due 12/08/28	325,000	322,659
Stryker Corporation, 1.950%, due 06/15/30	3,200,000	2,696,181
		5,856,485
Industrials — 9.4%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,773,069
Amphenol Corporation, 2.200%, due 09/15/31	2,000,000	1,644,511
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	589,531
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	877,160
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	588,701
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	487,251
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,173,655
Honeywell International, Inc., 5.000%, due 02/15/33	2,435,000	2,437,007
Honeywell International, Inc., 4.500%, due 01/15/34	430,000	413,637
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,305,442
Hubbell, Inc., 2.300%, due 03/15/31	470,000	392,222
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,080,616
L3 Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,490,421
L3 Harris Technologies, Inc., 5.400%, due 07/31/33	1,900,000	1,897,707
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,754,626

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 54.7% (Continued)	Par Value	Fair Value
Industrials — 9.4% (Continued)
Lockheed Martin Corporation, 5.100%, due 11/15/27	$3,057,000	$3,077,692
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	985,304
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	843,094
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,606,691
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	634,152
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	342,620
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	776,098
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	463,924
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,040,292
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,389,195
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	990,558
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,762,354
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	725,584
		57,543,114
Materials — 3.2%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,650,000	3,743,138
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,097,043
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,467,280
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,739,259
Ecolab, Inc., 1.300%, due 01/30/31	1,705,000	1,359,705
Ecolab, Inc., 2.125%, due 02/01/32	2,176,000	1,788,776
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,199,567
		19,394,768
Technology — 15.6%
Analog Devices, Inc., 2.100%, due 10/01/31	800,000	663,395
Analog Devices, Inc., 5.050%, due 04/01/34	800,000	798,403
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	576,525
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,063,729
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	3,650,000	3,083,686
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,916,306
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,677,491
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,928,548
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,501,592
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,909,007
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,063,185
Mastercard, Inc., 3.500%, due 02/26/28	450,000	431,332
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,388,954
Mastercard, Inc., 2.000%, due 11/18/31	3,717,000	3,060,842
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,089,460
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,477,069

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 54.7% (Continued)	Par Value	Fair Value
Technology — 15.6% (Continued)
Moody’s Corporation, 3.250%, due 01/15/28	$6,206,000	$5,871,331
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,146,796
Moody’s Corporation, 4.250%, due 08/08/32	2,853,000	2,684,741
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,487,288
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,805,254
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,107,468
S&P Global, Inc., 4.250%, due 05/01/29	427,000	414,698
S&P Global, Inc., 2.500%, due 12/01/29	700,000	620,109
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,102,544
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	1,904,780
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,128,374
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	984,127
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,126,032
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,655,555
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,186,944
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,399,776
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,926,608
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,796,855
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,558,148
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,685,968
		95,222,920

Total Corporate Bonds (Cost $359,413,516)		$348,723,014

COMMON STOCKS — 18.8%	Shares	Fair Value
Consumer Discretionary — 0.9%
Retail - Discretionary — 0.9%
Genuine Parts Company	40,000	$5,532,800

Consumer Staples — 1.8%
Beverages — 1.8%
Coca-Cola Europacific Partners plc	150,000	10,930,500

Energy — 4.7%
Oil & Gas Producers — 4.7%
Chevron Corporation	50,000	7,821,000
Diamondback Energy, Inc.	45,200	9,048,588
Exxon Mobil Corporation	100,000	11,512,000
		28,381,588
Financials — 3.5%
Banking — 2.1%
Truist Financial Corporation	325,000	12,626,250

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 18.8% (Continued)	Shares	Fair Value
Financials — 3.5% (Continued)
Specialty Finance — 1.4%
Fidelity National Financial, Inc.	180,000	$8,895,600

Industrials — 5.0%
Aerospace & Defense — 1.5%
Lockheed Martin Corporation	20,000	9,342,000

Industrial Support Services — 2.9%
Fastenal Company	106,000	6,661,040
Watsco, Inc.	24,000	11,117,760
		17,778,800
Transportation & Logistics — 0.6%
United Parcel Service, Inc. - Class B	25,000	3,421,250

Real Estate — 1.7%
Real Estate Owners & Developers — 1.2%
Texas Pacific Land Corporation	10,000	7,342,700

REITs — 0.5%
SBA Communications Corporation - Class A	15,000	2,944,500

Technology — 1.2%
Semiconductors — 1.2%
Texas Instruments, Inc.	37,000	7,197,610

Total Common Stocks (Cost $70,644,246)		$114,393,598

MONEY MARKET FUNDS — 3.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.17% (b) (Cost $24,026,927)	24,026,927	$24,026,927

Total Investments at Fair Value — 99.5% (Cost $578,739,916)		$606,517,833

Other Assets in Excess of Liabilities — 0.5%		2,995,090

Net Assets — 100.0%		$609,512,923

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$267,920,289	$576,064,574	$685,676,344
At fair value (Note 1)	$384,883,464	$1,028,143,964	$1,039,434,879
Receivable for capital shares sold	119,156	170,828	257,726
Dividends receivable	208,943	216,289	550,878
Tax reclaims receivable	16,530	139,352	100,008
Other assets	22,317	32,260	31,156
TOTAL ASSETS	385,250,410	1,028,702,693	1,040,374,647

LIABILITIES
Distribution payable	—	—	291,439
Payable for capital shares redeemed	45,882	316,059	710,362
Payable to Adviser (Note 2)	714,993	1,917,209	1,922,907
Payable to administrator (Note 2)	31,642	84,377	86,838
Other accrued expenses	18,730	39,638	40,191
TOTAL LIABILITIES	811,247	2,357,283	3,051,737

NET ASSETS	$384,439,163	$1,026,345,410	$1,037,322,910

NET ASSETS CONSIST OF:
Paid-in capital	$259,997,592	$554,196,821	$659,093,139
Accumulated earnings	124,441,571	472,148,589	378,229,771
NET ASSETS	$384,439,163	$1,026,345,410	$1,037,322,910
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,311,231	21,645,255	46,228,312
Net asset value, offering price and redemption price per share (Note 1)	$25.11	$47.42	$22.44

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$79,027,722	$48,866,799	$578,739,916
At fair value (Note 1)	$109,930,468	$54,851,002	$606,517,833
Cash	—	6,898	—
Receivable for capital shares sold	23,255	45,511	207,248
Dividends and interest receivable	130,532	29,727	3,565,853
Tax reclaims receivable	83,219	1,364	—
Other assets	16,722	16,780	32,437
TOTAL ASSETS	110,184,196	54,951,282	610,323,371

LIABILITIES
Distribution payable	—	—	107,734
Payable for capital shares redeemed	13,980	44,039	255,325
Payable for investment securities purchased	187,696	999,991	—
Payable to Adviser (Note 2)	205,463	103,370	372,339
Payable to administrator (Note 2)	9,083	4,483	45,635
Other accrued expenses	13,768	11,299	29,415
TOTAL LIABILITIES	429,990	1,163,182	810,448

NET ASSETS	$109,754,206	$53,788,100	$609,512,923

NET ASSETS CONSIST OF:
Paid-in capital	$77,599,123	$47,058,922	$587,324,808
Accumulated earnings	32,155,083	6,729,178	22,188,115
NET ASSETS	$109,754,206	$53,788,100	$609,512,923
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,582,233	4,109,664	51,327,178
Net asset value, offering price and redemption price per share (Note 1)	$19.66	$13.09	$11.88

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$2,469,866	$4,245,071	$9,638,877
Foreign withholding taxes on dividends	(14,909)	—	—
TOTAL INVESTMENT INCOME	2,454,957	4,245,071	9,638,877

EXPENSES
Investment advisory fees (Note 2)	1,395,014	3,780,124	3,784,836
Administration, accounting and transfer agent fees (Note 2)	186,114	502,168	504,899
Trustees’ fees and expenses (Note 2)	35,714	92,924	92,769
Audit and tax services fees	19,249	38,370	38,978
Legal fees	20,650	20,650	20,650
Registration and filing fees	18,905	22,526	21,324
Custodian and bank service fees	11,883	33,852	33,498
Postage and supplies	18,879	33,842	30,541
Shareholder reporting expenses	10,447	14,421	12,961
Insurance expense	5,894	11,008	11,824
Advisory board fees and expenses (Note 2)	3,967	10,612	10,722
Compliance service fees (Note 2)	2,857	7,802	7,788
Other expenses	15,731	27,862	30,402
TOTAL EXPENSES	1,745,304	4,596,161	4,601,192

NET INVESTMENT INCOME (LOSS)	709,653	(351,090)	5,037,685

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	6,886,702	21,856,989	24,610,860
Net realized losses from foreign currency transactions (Note 1)	—	(8,984)	(1,405)
Net change in unrealized appreciation (depreciation) on investments	11,593,148	37,274,174	34,061,045
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	616
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	18,479,850	59,122,179	58,671,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,189,503	$58,771,089	$63,708,801

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$979,536	$162,331	$2,562,445
Foreign withholding taxes on dividends	(16,508)	(8,069)	—
Interest	—	—	7,216,185
TOTAL INVESTMENT INCOME	963,028	154,262	9,778,630

EXPENSES
Investment advisory fees (Note 2)	400,970	212,610	721,496
Administration, accounting and transfer agent fees (Note 2)	53,556	28,412	256,008
Trustees’ fees and expenses (Note 2)	11,781	7,569	52,722
Audit and tax services fees	11,000	9,445	25,733
Legal fees	20,650	20,650	20,650
Registration and filing fees	14,413	18,991	21,458
Custodian and bank service fees	12,237	6,663	17,800
Postage and supplies	6,512	4,360	16,523
Shareholder reporting expenses	4,474	3,429	7,554
Insurance expense	2,271	1,449	7,390
Advisory board fees and expenses (Note 2)	1,104	633	5,962
Compliance service fees (Note 2)	822	417	4,441
Borrowing costs (Note 4)	—	943	—
Other expenses	28,298	9,461	41,864
TOTAL EXPENSES	568,088	325,032	1,199,601

NET INVESTMENT INCOME (LOSS)	394,940	(170,770)	8,579,029

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	871,708	1,125,062	945,760
Net realized losses from foreign currency transactions (Note 1)	(13,221)	(458)	—
Net change in unrealized appreciation (depreciation) on investments	818,775	(3,677,944)	4,834,143
Net change in unrealized appreciation (depreciation) on foreign currency translation	(905)	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	1,676,357	(2,553,340)	5,779,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,071,297	$(2,724,110)	$14,358,932

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$709,653	$2,803,533
Net realized gains from investment transactions	6,886,702	14,178,694
Net change in unrealized appreciation (depreciation) on investments	11,593,148	(4,241,594)
Net increase in net assets resulting from operations	19,189,503	12,740,633

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(15,807,519)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,003,040	53,304,355
Reinvestment of distributions to shareholders	—	15,039,012
Payments for shares redeemed	(24,483,573)	(64,618,144)
Net increase (decrease) in net assets from capital share transactions	(6,480,533)	3,725,223

TOTAL INCREASE IN NET ASSETS	12,708,970	658,337

NET ASSETS
Beginning of period	371,730,193	371,071,856
End of period	$384,439,163	$371,730,193

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	740,491	2,240,336
Shares issued in reinvestment of distributions to shareholders	—	626,104
Shares redeemed	(1,014,069)	(2,708,196)
Net increase (decrease) in shares outstanding	(273,578)	158,244
Shares outstanding, beginning of period	15,584,809	15,426,565
Shares outstanding, end of period	15,311,231	15,584,809

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income (loss)	$(351,090)	$889,460
Net realized gains from investment transactions	21,856,989	24,127,870
Net realized losses from foreign currency transactions (Note 1)	(8,984)	(2,779)
Net change in unrealized appreciation (depreciation) on investments	37,274,174	204,916,596
Net increase in net assets resulting from operations	58,771,089	229,931,147

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(24,778,392)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	61,524,556	110,984,356
Reinvestment of distributions to shareholders	—	23,468,797
Payments for shares redeemed	(74,951,283)	(123,498,000)
Net increase (decrease) in net assets from capital share transactions	(13,426,727)	10,955,153

TOTAL INCREASE IN NET ASSETS	45,344,362	216,107,908

NET ASSETS
Beginning of period	981,001,048	764,893,140
End of period	$1,026,345,410	$981,001,048

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,325,297	2,766,004
Shares issued in reinvestment of distributions to shareholders	—	522,574
Shares redeemed	(1,620,821)	(3,078,110)
Net increase (decrease) in shares outstanding	(295,524)	210,468
Shares outstanding, beginning of period	21,940,779	21,730,311
Shares outstanding, end of period	21,645,255	21,940,779

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$5,037,685	$11,051,644
Net realized gains from investment transactions	24,610,860	16,527,715
Net realized losses from foreign currency transactions (Note 1)	(1,405)	(30,319)
Net change in unrealized appreciation (depreciation) on investments	34,061,045	89,107,582
Net change in unrealized appreciation (depreciation) on foreign currency translation	616	—
Net increase in net assets resulting from operations	63,708,801	116,656,622

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(5,176,520)	(27,561,785)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	58,893,937	156,576,245
Reinvestment of distributions to shareholders	4,599,804	24,630,034
Payments for shares redeemed	(88,276,676)	(157,687,816)
Net increase (decrease) in net assets from capital share transactions	(24,782,935)	23,518,463

TOTAL INCREASE IN NET ASSETS	33,749,346	112,613,300

NET ASSETS
Beginning of period	1,003,573,564	890,960,264
End of period	$1,037,322,910	$1,003,573,564

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,687,052	7,857,239
Shares issued in reinvestment of distributions to shareholders	204,059	1,186,538
Shares redeemed	(4,082,216)	(7,960,602)
Net increase (decrease) in shares outstanding	(1,191,105)	1,083,175
Shares outstanding, beginning of period	47,419,417	46,336,242
Shares outstanding, end of period	46,228,312	47,419,417

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$394,940	$801,158
Net realized gains from investment transactions	871,708	3,715,011
Net realized losses from foreign currency transactions (Note 1)	(13,221)	(14,356)
Net change in unrealized appreciation (depreciation) on investments	818,775	15,403,936
Net change in unrealized appreciation (depreciation) on foreign currency translation	(905)	609
Net increase in net assets resulting from operations	2,071,297	19,906,358

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(3,748,510)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,595,740	21,101,870
Reinvestment of distributions to shareholders	—	3,553,383
Payments for shares redeemed	(5,516,024)	(14,064,515)
Net increase in net assets from capital share transactions	6,079,716	10,590,738

TOTAL INCREASE IN NET ASSETS	8,151,013	26,748,586

NET ASSETS
Beginning of period	101,603,193	74,854,607
End of period	$109,754,206	$101,603,193

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	589,310	1,205,330
Shares issued in reinvestment of distributions to shareholders	—	184,209
Shares redeemed	(278,512)	(792,696)
Net increase in shares outstanding	310,798	596,843
Shares outstanding, beginning of period	5,271,435	4,674,592
Shares outstanding, end of period	5,582,233	5,271,435

See notes to financial statements.

Ave Maria Focused Fund

StatementS of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(170,770)	$(388,127)
Net realized gains from investment transactions	1,125,062	176,586
Net realized losses from foreign currency transactions (Note 1)	(458)	(9,640)
Net change in unrealized appreciation (depreciation) on investments	(3,677,944)	17,904,712
Net increase (decrease) in net assets resulting from operations	(2,724,110)	17,683,531

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,621,868	11,184,614
Payments for shares redeemed	(10,469,887)	(16,679,976)
Net decrease in net assets from capital share transactions	(3,848,019)	(5,495,362)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,572,129)	12,188,169

NET ASSETS
Beginning of period	60,360,229	48,172,060
End of period	$53,788,100	$60,360,229

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	498,758	946,645
Shares redeemed	(790,039)	(1,418,788)
Net decrease in shares outstanding	(291,281)	(472,143)
Shares outstanding, beginning of period	4,400,945	4,873,088
Shares outstanding, end of period	4,109,664	4,400,945

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$8,579,029	$13,562,340
Net realized gains (losses) from investment transactions	945,760	(6,667,630)
Net change in unrealized appreciation (depreciation) on investments	4,834,143	20,156,806
Net increase in net assets resulting from operations	14,358,932	27,051,516

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(8,446,961)	(13,568,375)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	83,196,606	141,351,638
Reinvestment of distributions to shareholders	7,762,441	12,222,892
Payments for shares redeemed	(44,725,929)	(122,275,083)
Net increase in net assets from capital share transactions	46,233,118	31,299,447

TOTAL INCREASE IN NET ASSETS	52,145,089	44,782,588

NET ASSETS
Beginning of period	557,367,834	512,585,246
End of period	$609,512,923	$557,367,834

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	7,063,835	12,292,051
Shares issued in reinvestment of distributions to shareholders	658,300	1,064,420
Shares redeemed	(3,799,474)	(10,647,278)
Net increase in shares outstanding	3,922,661	2,709,193
Shares outstanding, beginning of period	47,404,517	44,695,324
Shares outstanding, end of period	51,327,178	47,404,517

See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$23.85		$24.05	$23.35	$20.17	$19.68	$17.19

Income from investment operations:
Net investment income	0.05		0.19	0.28	0.06	0.09	0.01
Net realized and unrealized gains on investments	1.21		0.67	0.70	5.00	1.12	3.52
Total from investment operations	1.26		0.86	0.98	5.06	1.21	3.53

Less distributions from:
Net investment income	—		(0.20)	(0.28)	(0.06)	(0.09)	(0.01)
Net realized gains on investments	—		(0.86)	—	(1.82)	(0.63)	(1.03)
Total distributions	—		(1.06)	(0.28)	(1.88)	(0.72)	(1.04)

Net asset value at end of period	$25.11		$23.85	$24.05	$23.35	$20.17	$19.68

Total return (a)	5.28	%(b)	3.52%	4.18%	25.15%	6.16%	20.52%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$384,439		$371,730	$371,072	$327,853	$251,247	$247,743

Ratio of total expenses to average net assets	0.94	%(c)	0.93%	0.93%	0.96%	1.05%	1.11%

Ratio of net investment income to average net assets	0.38	%(c)	0.77%	1.27%	0.27%	0.52%	0.04%

Portfolio turnover rate	6	%(b)	31%	33%	20%	68%	40%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$44.71		$35.20	$44.82	$42.72	$38.00	$28.19

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.04	0.10	(0.05)	(0.06)	0.00	(a)
Net realized and unrealized gains (losses) on investments and foreign currencies	2.73		10.63	(9.62)	7.55	7.03	10.45
Total from investment operations	2.71		10.67	(9.52)	7.50	6.97	10.45

Less distributions from:
Net investment income	—		(0.04)	(0.10)	—	—	(0.00	)(a)
Net realized gains on investments	—		(1.12)	—	(5.40)	(2.25)	(0.64)
Total distributions	—		(1.16)	(0.10)	(5.40)	(2.25)	(0.64)

Net asset value at end of period	$47.42		$44.71	$35.20	$44.82	$42.72	$38.00

Total return (b)	6.06	%(c)	30.29%	(21.23%)	17.55%	18.37%	37.09%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$1,026		$981	$765	$1,066	$949	$855

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.91%	0.90%	0.91%	0.94%

Ratio of net investment income (loss) to average net assets	(0.07	%)(d)	0.10%	0.27%	(0.13%)	(0.16%)	0.00	%(e)

Portfolio turnover rate	9	%(c)	27%	25%	25%	26%	15%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Percentage rounds to less than 0.01%.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$21.16		$19.23	$21.92	$19.34	$18.68	$15.83

Income (loss) from investment operations:
Net investment income	0.11		0.24	0.30	0.20	0.21	0.23
Net realized and unrealized gains (losses) on investments and foreign currencies	1.28		2.28	(1.46)	4.69	0.95	4.12
Total from investment operations	1.39		2.52	(1.16)	4.89	1.16	4.35

Less distributions from:
Net investment income	(0.11)		(0.24)	(0.30)	(0.20)	(0.21)	(0.23)
Net realized gains on investments	—		(0.35)	(1.23)	(2.11)	(0.29)	(1.27)
Total distributions	(0.11)		(0.59)	(1.53)	(2.31)	(0.50)	(1.50)

Net asset value at end of period	$22.44		$21.16	$19.23	$21.92	$19.34	$18.68

Total return (a)	6.58	%(b)	13.19%	(5.27%)	25.35%	6.45%	27.58%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$1,037		$1,004	$891	$964	$858	$953

Ratio of total expenses to average net assets	0.91	%(c)	0.91%	0.91%	0.90%	0.92%	0.93%

Ratio of net investment income to average net assets	1.00	%(c)	1.19%	1.47%	0.90%	1.21%	1.23%

Portfolio turnover rate	6	%(b)	19%	15%	21%	38%	30%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
Net asset value at beginning of period	$19.27		$16.01	$19.17		$15.89		$15.99		$13.10

Income (loss) from investment operations:
Net investment income	0.07		0.15	0.19		0.07		0.08		0.11
Net realized and unrealized gains (losses) on investments and foreign currencies	0.32		3.84	(3.16)		3.28		(0.10)		3.51
Total from investment operations	0.39		3.99	(2.97)		3.35		(0.02)		3.62

Less distributions from:
Net investment income	—		(0.15)	(0.19)		(0.07)		(0.08)		(0.11)
Net realized gains on investments	—		(0.58)	—		—		—		(0.62)
Total distributions	—		(0.73)	(0.19)		(0.07)		(0.08)		(0.73)

Net asset value at end of period	$19.66		$19.27	$16.01		$19.17		$15.89		$15.99

Total return (a)	2.02	%(b)	24.96%	(15.50%)		21.06%		(0.15%)		27.66%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$109,754		$101,603	$74,855		$92,908		$69,231		$73,902

Ratio of total expenses to average net assets	1.06	%(c)	1.05%	1.12%		1.22%		1.26%		1.29%

Ratio of net expenses to average net assets	1.06	%(c)	1.05%	1.18	%(d)	1.25	%(d)	1.25	%(d)	1.25	%(d)

Ratio of net investment income to average net assets	0.74	%(c)	0.88%	1.12	%(d)	0.40	%(d)	0.51	%(d)	0.77	%(d)

Portfolio turnover rate	4	%(b)	29%	23%		16%		43%		37%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$13.72		$9.89	$15.21	$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.09)	(0.08)	(0.10)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.59)		3.92	(5.24)	3.57		2.50
Total from investment operations	(0.63)		3.83	(5.32)	3.47		2.47

Less distributions from:
Net realized gains on investments	—		—	—	(0.69)		(0.04)

Net asset value at end of period	$13.09		$13.72	$9.89	$15.21		$12.43

Total return (b)	(4.59	%)(c)	38.73%	(34.98%)	27.96%		24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$53,788		$60,360	$48,172	$63,476		$34,316

Ratio of total expenses to average net assets	1.15	%(d)	1.09%	1.14%	1.21%		1.29	%(d)

Ratio of net expenses to average net assets	1.15	%(d)	1.09%	1.14%	1.23	%(e)	1.25	%(d)(e)

Ratio of net investment loss to average net assets	(0.60	%)(d)	(0.72%)	(0.76%)	(0.82	%)(e)	(0.54	%)(d)(e)

Portfolio turnover rate	16	%(c)	29%	69%	27%		16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$11.76		$11.47	$12.23	$11.99	$11.64	$11.11

Income (loss) from investment operations:
Net investment income	0.17		0.29	0.26	0.20	0.22	0.22
Net realized and unrealized gains (losses) on investments	0.12		0.29	(0.61)	0.33	0.42	0.70
Total from investment operations	0.29		0.58	(0.35)	0.53	0.64	0.92

Less distributions from:
Net investment income	(0.17)		(0.29)	(0.26)	(0.20)	(0.22)	(0.22)
Net realized gains on investments	—		—	(0.15)	(0.09)	(0.07)	(0.17)
Total distributions	(0.17)		(0.29)	(0.41)	(0.29)	(0.29)	(0.39)

Net asset value at end of period	$11.88		$11.76	$11.47	$12.23	$11.99	$11.64

Total return (a)	2.48	%(b)	5.16%	(2.85%)	4.38%	5.60%	8.30%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$609,513		$557,368	$512,585	$502,768	$420,876	$394,850

Ratio of total expenses to average net assets	0.42	%(c)	0.41%	0.41%	0.43%	0.47%	0.49%

Ratio of net investment income to average net assets	2.97	%(c)	2.55%	2.21%	1.66%	1.87%	1.91%

Portfolio turnover rate	7	%(b)	16%	21%	25%	47%	31%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Focused Fund, which is a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2024:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$382,082,813	$—	$—	$382,082,813
Money Market Funds	2,800,651	—	—	2,800,651
Total	$384,883,464	$—	$—	$384,883,464

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,015,985,976	$5,083,625	$—	$1,021,069,601
Money Market Funds	7,074,363	—	—	7,074,363
Total	$1,023,060,339	$5,083,625	$—	$1,028,143,964

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,003,586,653	$24,519,905	$—	$1,028,106,558
Money Market Funds	11,328,321	—	—	11,328,321
Total	$1,014,914,974	$24,519,905	$—	$1,039,434,879

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$89,857,782	$18,986,749	$—	$108,844,531
Money Market Funds	1,085,937	—	—	1,085,937
Total	$90,943,719	$18,986,749	$—	$109,930,468

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$53,105,392	$660,280	$—	$53,765,672
Money Market Funds	1,085,330	—	—	1,085,330
Total	$54,190,722	$660,280	$—	$54,851,002

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$119,374,294	$—	$119,374,294
Corporate Bonds	—	348,723,014	—	348,723,014
Common Stocks	114,393,598	—	—	114,393,598
Money Market Funds	24,026,927	—	—	24,026,927
Total	$138,420,525	$468,097,308	$—	$606,517,833

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the six months ended June 30, 2024.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2024:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$268,038,248	$576,064,574	$685,676,344
Gross unrealized appreciation	$131,091,596	$477,632,968	$359,389,617
Gross unrealized depreciation	(14,246,380)	(25,553,578)	(5,631,082)
Net unrealized appreciation	116,845,216	452,079,390	353,758,535
Net unrealized appreciation on foreign currency translation	—	—	616
Accumulated ordinary income (loss)	709,653	(344,198)	(140,240)
Other gains	6,886,702	20,413,397	24,610,860
Accumulated earnings	$124,441,571	$472,148,589	$378,229,771

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$79,097,571	$49,104,057	$578,739,916
Gross unrealized appreciation	$34,879,268	$12,037,237	$45,218,847
Gross unrealized depreciation	(4,046,371)	(6,290,292)	(17,440,930)
Net unrealized appreciation	30,832,897	5,746,945	27,777,917
Net unrealized depreciation on foreign currency translation	(164)	—	—
Accumulated ordinary income (loss)	381,719	(171,228)	132,068
Capital loss carryforwards	—	(31,934)	(6,667,630)
Other gains	940,631	1,185,395	945,760
Accumulated earnings	$32,155,083	$6,729,178	$22,188,115

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund as of June 30, 2024.

As of December 31, 2023, the following capital loss carryforwards (“CLCFs”) are available for federal income tax purposes, which may be carried forward indefinitely. These CLCFs are available to offset net realized gains in the current and future years, thereby reducing future taxable gains distributions.

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
No expiration - short-term	$—	$—	$—
No expiration - long-term	—	—	—
	$—	$—	$—

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
No expiration - short-term	$—	$—	$88,473
No expiration - long-term	—	31,934	6,579,157
	$—	$31,934	$6,667,630

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2024 and December 31, 2023 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Ave Maria Value Fund:
June 30, 2024	$—	$—	$—
December 31, 2023	$2,924,099	$12,883,420	$15,807,519
Ave Maria Growth Fund:
June 30, 2024	$—	$—	$—
December 31, 2023	$2,876,427	$21,901,965	$24,778,392
Ave Maria Rising Dividend Fund:
June 30, 2024	$5,176,520	$—	$5,176,520
December 31, 2023	$11,877,069	$15,684,716	$27,561,785
Ave Maria World Equity Fund:
June 30, 2024	$—	$—	$—
December 31, 2023	$787,472	$2,961,038	$3,748,510
Ave Maria Focused Fund:
June 30, 2024	$—	$—	$—
December 31, 2023	$—	$—	$—
Ave Maria Bond Fund:
June 30, 2024	$8,446,961	$—	$8,446,961
December 31, 2023	$13,568,375	$—	$13,568,375

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

(h) Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives fees based on a percentage of the average daily net assets of each Fund, which are accrued daily and paid quarterly, at the annual rates as stated below:

Ave Maria Value Fund	0.75%
Ave Maria Growth Fund	0.75%
Ave Maria Rising Dividend Fund	0.75%
Ave Maria World Equity Fund	0.75%
Ave Maria Focused Fund	0.75%
Ave Maria Bond Fund	0.25%

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2025 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Adviser did not reduce its investment advisory fees for any of the Funds during the six months ended June 30, 2024.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2024, no advisory fee reductions are available for recoupment.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $67,000 (except that such fee was $78,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $73,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $4,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

3. Investment Transactions

During the six months ended June 30, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$20,949,827	$103,327,031	$60,094,183
Proceeds from sales of investment securities	$21,612,290	$89,227,041	$79,667,190

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$11,351,257	$9,194,467	$76,908,942
Proceeds from sales and maturities of investment securities	$4,477,548	$13,122,811	$29,343,170

During the six months ended June 30, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $11,100,416 and $12,028,503, respectively.

4. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended June 30, 2024, the Ave Maria Focused Fund incurred $943 of borrowing costs charged by the custodian.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited) (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2024, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 45.0% and 30.0%, respectively, of the value of their net assets invested in common stocks within the technology sector and the Ave Maria Focused Fund had 28.3% of the value of its net assets invested in common stocks within the communications sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

Other Information

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov and on the Funds’ website www.avemariafunds.com.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

AVE MARIA MUTUAL FUNDS

Approval of Advisory Agreements

(Unaudited)

At an in-person meeting held on February 10, 2024 (the “Board Meeting”), the Board of Trustees of the Schwartz Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as defined by the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, reviewed and approved the continuation of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreements”) on behalf of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund, and the Ave Maria Bond Fund, each a series of the Trust (each, a “Fund,” and collectively, the “Ave Maria Mutual Funds” or “Funds”), for an additional one-year period. The Independent Trustees were advised and assisted by independent legal counsel experienced in matters relating to the investment management industry throughout their evaluation. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Board retained ISS Market Intelligence (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information about the advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with ISS various aspects of the report, including the methodologies that it used to construct its report, and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including, among other things, information about the Adviser’s profitability with respect to the portfolio management and administrative services the Adviser provides each Fund, the financial condition of the Adviser, and the Adviser’s management fee revenues and separately managed account fee schedules. The Independent Trustees and their independent legal counsel also submitted a supplemental request for information, which the Adviser responded to in advance of the Board Meeting. The Board additionally considered the Funds’ portfolio management process and compliance structure, and the ways in which the Funds can realize economies of scale. The Board also received copies of the Advisory Agreements and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreements.

The Independent Trustees noted that they had met with the portfolio managers of the Funds at the quarterly Board meetings over the course of the 2023 calendar year to discuss the Adviser’s views of the factors that affected the financial markets and the

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS

(Unaudited)

performance of the Funds and had reviewed information on each Fund’s portfolio composition and performance results. They also considered that during each of those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets and its strategies for managing the Funds under those market conditions, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

●	each Fund’s investment performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees took into account, among other factors, the Adviser’s fundamental investment process, the operational, compliance and regulatory roles performed by the Adviser and the overall level of attention it devotes to its core management process. The Independent Trustees also considered the Adviser’s independent thinking and commitment to its investment process during periods of market volatility, and during periods when value stocks have fallen out-of-favor with the markets. The Independent Trustees additionally considered the efforts of the Adviser to apply a moral screening process that is designed to avoid investments that are contrary to the core values and teachings of the Roman Catholic Church and to engage a Catholic Advisory Board to set the criteria for screening companies. The Independent Trustees also noted that the Adviser had discussed whether it experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Funds, and after taking into account all this information, concluded that the nature, extent, and quality of services provided by the Adviser to the Funds is satisfactory.

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers for the one-year period ended November 30, 2023, as well as for longer-term periods. The Independent Trustees considered the conditions of the markets in 2023 when the “Magnificent Seven” provided outsized returns, thus creating

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS
(Unaudited)

a difficult environment for those Funds with a value-oriented or dividend-oriented investment approach, including the Ave Maria Value Fund and the Ave Maria Rising Dividend Fund, as well as for Funds with limited exposures to the Magnificent Seven, such as the Ave Maria Growth Fund. The Independent Trustees noted that for the one-year period ended November 30, 2023, the Ave Maria Value Fund, Ave Maria Rising Dividend Fund and the Ave Maria Growth Fund each placed in the fourth (bottom) quartile of its respective Morningstar peer category and the Ave Maria Value Fund and Ave Maria Rising Dividend Fund each placed in the first (top) quartile of its respective Morningstar category for the three-year period ended November 30, 2023, and the Ave Maria Growth Fund placed in the second quartile of its Morningstar category for the three-year period ended November 30, 2023; the Ave Maria World Equity Fund and the Ave Maria Focused Fund each placed in the top quartile of its respective Morningstar peer category for the one- and three-year periods ended November 30, 2023; and the Ave Maria Bond Fund placed in the second quartile of its Morningstar peer category for the one-year period ended November 30, 2023, and in the first quartile for the three-year period ended November 30, 2023. The Independent Trustees also compared the performance of each Ave Maria Mutual Fund over selected periods ended December 31, 2023 with its benchmark index, and noted that for the one-year period, Ave Maria Growth Fund, Ave Maria World Equity Fund, and Ave Maria Focused Fund each outperformed its respective primary benchmark index, while Ave Maria Value Fund, Ave Maria Rising Dividend Fund, and Ave Maria Bond Fund, each underperformed its primary benchmark index. The Independent Trustees took into consideration the Adviser’s discussion of the reasons for the underperformance of certain Funds in 2023 relative to their primary benchmark indices, including the impact of market conditions, and the constitution of certain Funds’ primary benchmark indices. The Independent Trustees concluded that the performance of the Funds was satisfactory considering all of the facts and circumstances.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by ISS on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared each Fund’s total expense ratio, of which a Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio for each of the Ave Maria Mutual Funds was lower than the median net total expense ratios of its respective Morningstar peer expense group, and that the net total expense ratios for each of the Ave Maria Value Fund, Ave Maria Rising Dividend Fund, and Ave Maria Bond Fund placed in the first (best) quartile of its respective Morningstar peer group, and that the net total expense ratios for each of the Ave Maria Growth Fund, Ave Maria World Equity Fund, and Ave Maria Focused Fund placed in the second quartile of its respective Morningstar peer group. The Independent Trustees also reviewed information on fee rates the Adviser charges

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS

(Unaudited)

to accounts that have investment programs similar to those of the Funds and considered the differences in the nature and scope of services the Adviser provides to the Funds, including the higher compliance risks and regulatory costs of managing the Ave Maria Mutual Funds, as compared to the Adviser’s other types of clients. After taking into account all this information, the Trustees found that the cost of the services provided to the Funds are reasonable in light of the quality and scope of services that the Adviser provides to the Funds.

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Funds, the profits of the Adviser with respect to each Fund and the methodologies by which the Adviser calculated its profitability information, and concluded that the profits of the Adviser are reasonable in light of the quality and scope of services that are provided to the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees discussed the extent to which shareholders have realized economies of scale with respect to the management of the Funds. The Independent Trustees were mindful of the Adviser’s history of waiving the expenses of certain Funds and reducing the advisory fees of certain other Funds in order to maintain a lower total annual operating expense ratio for those Funds. They also noted that the Adviser seeks to achieve additional economies of scale through its asset gathering efforts on behalf of the Funds. The Independent Trustees concluded that the extent to which shareholders are achieving economies of scale as the Funds grow is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreements are fair and reasonable and voted to approve the continuance of the Advisory Agreements. In reaching their decision regarding the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

This page intentionally left blank.

AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Callista Gingrich
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2024

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 23, 2024

*	Print the name and title of each signing officer under his or her signature.